Trade and other payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Trade payables	$ 80	$ 90
Other tax and social security payable	37	42
Other payables	146	97
Deferred purchase consideration	13
Contingent purchase consideration		1
Accruals	190	338
Trade and other current payables	466	568	$ 616
Non-current
Other payables	4	3
Deferred purchase consideration	11	23
Contingent purchase consideration	79	90
Trade and other non current payables	$ 94	$ 116	$ 125